Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Receivables

	2017	2016
Accounts receivable	$894	$769
Less: allowance for doubtful accounts	(71)	(76)
Net trade receivables	823	693
Miscellaneous receivables	218	172
	$1,041	$865

Schedule of Amounts Securitized or Factored	At December 31, amounts securitized or factored were as follows:

	2017	2016
Accounted for as secured borrowings	$12	$9
Accounted for as sales	964	816